Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Plant And Equipment
Schedule of plant and equipment

	June 30,	June 30,
	2018	2017
Cost
Motor Vehicles	$16,123	$96,404
Office equipment	9,885	14,642
Computers and software	14,016	10,178
Tools and equipment	526	494
Leasehold improvements	-	12,400
Furniture and Fixture	38,528	34,766
	79,078	168,884
Accumulated Depreciation	(59,353)	(113,170)
Plant and Equipment, Net	$19,725	$55,714